Borrowings - Loan from Lessor (Details) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2020 USD ($) m²	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Borrowings
Lease area (in square meters)	1,356
Borrowings | $		$ 8,139		$ 8,139		$ 8,000	$ 1,170
Interest rate						6.00%
Interest expense related to loan | $						$ 588	31
Hrsholm, Denmark
Borrowings
Lease space	1,356
DTU Financing
Borrowings
Borrowings | $	$ 1,300
Interest rate	6.00%
Payment period	8 years
Interest expense related to loan | $				100	$ 100	200	$ 0
Borrowing addition | $		$ 0	$ 0	$ 100	$ 0	$ 100
DTU Financing | Fixed interest rate
Borrowings
Interest rate	6.00%
Office space
Borrowings
Lease area (in square meters)	839
Office space | Hrsholm, Denmark
Borrowings
Lease space	839
Laboratory space
Borrowings
Lease area (in square meters)	518
Laboratory space | Hrsholm, Denmark
Borrowings
Lease space	518